Investment Securities (Roll-Forward of Credit Loss Component Recognized in Earnings) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Roll-Forward of Credit Loss Component Recognized in Earnings
Balance at beginning of fiscal year	¥ 36,591	¥ 40,556
Initial credit impairments	14,087	24,587
Subsequent credit impairments	6,401	5,235
Securities sold or matured	(21,621)	(33,787)
Balance at end of fiscal year	¥ 35,458	¥ 36,591